Deposits, Prepayment and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Deposits, Prepayment and Other Receivables
Schedule of deposits, prepayment and other receivables

	December 31,	December 31,
	2021	2022
	HK$	HK$

Prepaid insurance and others	494	494
Other receivables	2,637	3,060
	3,131	3,554